PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 98.4%
Arizona — 2.3%
Phoenix City Civic Improvement Corp. Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	6,438,523
California — 1.6%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,552,708
Hawaii — 92.1%
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	5,886,308
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,550,997
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,159,615
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,142,160
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	421,401
Hawaii State Airports System Revenue, AMT, Refunding, Callable 03/03/22 at 100, 5.00%, 07/01/23	500,000	501,275
Hawaii State Airports System Revenue, OID, Series B, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	53,068
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,415,435
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/31	1,275,000	1,508,920
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	592,706
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,757,813
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,254,424
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 07/01/51	2,000,000	2,418,410
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, Refunding, 4.00%, 07/01/23	500,000	522,228
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/29	225,000	237,274
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/23	100,000	105,848
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,402,553

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,824,944
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,800,000	4,006,533
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,650,000	1,784,575
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	4,442,784
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	252,131
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	250,000	278,801
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/22	1,000,000	1,018,833
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,108,740
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,839,162
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	564,108
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,389,954
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	946,050
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	961,828
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	540,933
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,102,607
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	385,134

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	56,830
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	92,994
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,033,264
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	92,994
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	764,615
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	20,665
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	103,326
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,410,405
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	356,476
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	351,310
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	500,000	516,632
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	323,993
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	472,711
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	127,473
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	366,644
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	950,732
Hawaii State GO, Series EL, Refunding, 5.00%, 08/01/23	1,000,000	1,062,735
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,399,930
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	153,464
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	2,911,676
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,097,735
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,444,384
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,601,217
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,208,799
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	11,606,010
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,106,106
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	2,931,905

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,220,611
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/26	2,500,000	2,922,439
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/30	6,000,000	7,190,506
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,781,208
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	1,950,000	2,325,612
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,285,227
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/33	1,500,000	1,738,282
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	5,729,129
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	2,065,000	2,377,162
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/39	2,000,000	2,516,279
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 01/01/40	1,295,000	1,626,487
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	4,250,364
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,181,269
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	5,768,121
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/30	200,000	253,087
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	2,076,324
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	699,304
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/35	730,000	870,141
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	1,202,518
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,515,000	4,407,042
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/22 at 100, 5.00%, 07/01/25	250,000	254,740

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,184,248
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,639,857
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	70,946
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	930,321
Honolulu City & County GO, OID, Series E, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	266,275
Honolulu City & County GO, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/34	1,300,000	1,551,925
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,626,737
Honolulu City & County GO, Series A, Callable 09/01/28 at 100, 5.00%, 09/01/34	200,000	242,432
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/27	500,000	566,511
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,450,158
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,448,798
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,119,285
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,162,875
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,117,014
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	1,355,000	1,400,073
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,033,264
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	464,969
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,035,530
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,022,323
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,066,528
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,112,611
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,029,979

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,614,807
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	566,511
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,361,478
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 07/01/39	1,050,000	1,216,644
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	427,305
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	500,000	615,762
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,621,284
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,285,127
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 08/01/44	1,830,000	2,243,304
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,266,042
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,651,326
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	541,746
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,780,015
Honolulu City & County GO, Series F, Refunding, Callable 07/01/30 at 100, 5.00%, 07/01/31	225,000	283,714
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,468,690
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 07/01/29	250,000	310,211
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,487,413
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,124,350
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	365,182
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,377,177
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	445,957

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	143,164
Honolulu City & County Wastewater System Revenue, Series A, 1st Bond Resolution, Callable 07/01/29 at 100, 4.00%, 07/01/38	800,000	923,088
Kauai County GO, 5.00%, 08/01/23	395,000	419,475
Kauai County GO, 5.00%, 08/01/27	250,000	297,721
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	294,530
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	327,973
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/37	40,000	46,826
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	901,513
Kauai County GO, OID, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,300,000	1,317,195
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	400,000	409,072
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	1,019,925
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/36	750,000	885,224
Maui County GO, Callable 03/01/31 at 100, 4.00%, 03/01/38	1,020,000	1,200,123
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	316,873
Maui County GO, Refunding, 5.00%, 03/01/28	1,175,000	1,418,600
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,305,867
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	542,924
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 03/01/32	415,000	518,503
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	203,155
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	6,072,365
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	177,593
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,123,080
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,307,523
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,155,220
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,578,002
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,383,493
		257,504,160
Texas — 1.5%
Fort Worth City Water & Sewer System Revenue, Series A, Refunding, 5.00%, 02/15/29	1,025,000	1,259,625

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Galveston County GO, CAB, OID, Series RD 0.00%, 02/01/24, (NATL-RE Insured)(a)	1,130,000	1,107,308
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,802,173
		4,169,106
Virginia — 0.9%
Virginia State Public Building Authority Revenue, Series C, AMT, Callable 08/01/26 at 100, 5.00%, 08/01/27	2,250,000	2,600,257
TOTAL MUNICIPAL BONDS (Cost $266,577,576)		275,264,754
	Shares
REGISTERED INVESTMENT COMPANY — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)	4,943,734	4,943,734
TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,943,734)		4,943,734
TOTAL INVESTMENTS - 100.2% (Cost $271,521,310)		280,208,488
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(558,503)
NET ASSETS - 100.0%		$279,649,985

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at January 31, 2022.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 98.8%
Arizona — 1.9%
Tempe City Excise Tax Revenue, Series A, Callable 03/03/22 at 100, 5.00%, 07/01/22	900,000	903,589
Florida — 0.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	210,000	201,010
Hawaii — 90.0%
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	352,047
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	229,634
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	25,000	28,469
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	560,990
Hawaii State Airports System Revenue, AMT, COP, Callable 08/01/23 at 100, 5.00%, 08/01/27	295,000	311,914
Hawaii State Airports System Revenue, AMT, OID, Refunding, Callable 03/03/22 at 100, 4.13%, 07/01/24	500,000	501,032
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,191,762
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/22	220,000	224,153
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/22	355,000	361,701
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	210,910
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	523,481
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,110,000	3,279,031
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/22	255,000	259,802
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/24	525,000	573,159
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 07/01/25	510,000	573,237
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	616,236
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 01/01/25	20,000	21,212

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,335,000	1,369,467
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	45,000	46,497
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	785,000	811,112
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	25,832
Hawaii State GO, Series EF, Refunding, 5.00%, 11/01/22	560,000	579,101
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/23	100,000	103,326
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,180,000	1,219,252
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	295,000	313,370
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/30	80,000	84,982
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	950,733
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,140,000	1,166,435
Hawaii State GO, Series FG, 5.00%, 10/01/22	445,000	458,583
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/22	210,000	216,410
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/23	100,000	106,873
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,022,085
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, 5.00%, 01/01/23	530,000	551,352
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 07/01/28	120,000	144,225
Hawaii State Harbor System Revenue, Series A, Refunding, AMT, 5.00%, 07/01/26	500,000	574,729
Hawaii State Harbor System Revenue, Series A, Refunding, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	1,161,435
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	529,226
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	606,747
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	547,122
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 07/01/31	50,000	63,048
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, 5.00%, 07/01/22	775,000	789,792
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, 5.00%, 07/01/23	515,000	545,719
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	163,722

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	245,000	268,151
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	676,922
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 09/01/22	500,000	513,198
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,117,413
Honolulu City & County GO, Series A, 5.00%, 07/01/25	500,000	564,323
Honolulu City & County GO, Series A, 5.00%, 07/01/26	750,000	869,754
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,010,000	1,036,659
Honolulu City & County GO, Series B, 5.00%, 09/01/23	125,000	133,159
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	765,000	866,761
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/30	300,000	338,411
Honolulu City & County GO, Series C, 4.00%, 08/01/22	800,000	814,256
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	522,806
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,250,000	1,309,848
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, 4.00%, 07/01/24	690,000	738,964
Honolulu City & County GO, Series C, 4.00%, 07/01/26	115,000	128,441
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	575,000	612,529
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded 07/01/22 at 100, 5.00%, 07/01/23	500,000	509,480
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/22	500,000	509,564
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,059,357
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	675,000	736,919
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	525,000	575,764
Maui County GO, 5.00%, 03/01/24	245,000	265,244
Maui County GO, 5.00%, 03/01/29	225,000	277,443
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,076,086
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	111,741
Maui County GO, Refunding, 5.00%, 03/01/26	250,000	287,581
Maui County GO, Refunding, 5.00%, 03/01/28	75,000	90,549
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/23	565,000	593,941

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
January 31, 2022
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/01/23	185,000	197,525
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	530,000	570,451
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/01/25	500,000	568,051
		41,911,236
Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	384,531
Texas — 5.7%
Houston Independent School District GO, Refunding, Callable 02/15/24 at 100, 4.00%, 02/15/25, (PSF-GTD)	600,000	635,272
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD)	400,000	431,549
San Antonio City Electric & Gas Systems Revenue, ETM,Refunding, 5.00%, 02/01/23	1,500,000	1,564,050
		2,630,871
TOTAL MUNICIPAL BONDS (Cost $45,772,807)		46,031,237
	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(a)	217,343	217,343
TOTAL REGISTERED INVESTMENT COMPANY (Cost $217,343)		217,343
TOTAL INVESTMENTS - 99.2% (Cost $45,990,150)		46,248,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		349,871
NET ASSETS - 100.0%		$46,598,451

(a)	Rate disclosed is the 7-day yield at January 31, 2022.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments January 31, 2022
(Unaudited)
Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of January 31, 2022, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$275,264,754	$—	$275,264,754	$—
Registered Investment Company	4,943,734	4,943,734	—	—
Total Assets	$280,208,488	$4,943,734	$275,264,754	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$46,031,237	$—	$46,031,237	$—
Registered Investment Company	217,343	217,343	—	—
Total Assets	$46,248,580	$217,343	$46,031,237	$—

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) January 31, 2022
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.